Fair Value of Financial Instruments - Schedule of carrying value of financial instruments (Details) - CAD ($) $ in Thousands	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020
Assets
Cash and cash equivalents	$ 83,238	$ 67,462	$ 184,173
Restricted funds	32,224	132,246
Long - term investments	504	2,492
Liabilities
Warrant liability	717	5,733
Convertible debt - current	38,301	3,406
Convertible debt - noncurrent	0	33,089
Amended senior secured convertible note	223,132
Senior secured convertible note - current	210,379	367,699
Senior notes payable - current	0	50,159
Other long-term liabilities	1,409	520
Amortized cost of financial assets
Assets
Cash and cash equivalents	83,238	67,462
Restricted funds	32,224	132,246
Long - term investments	0	0
Amortized cost of financial assets as FVTPL
Assets
Cash and cash equivalents	0	0
Restricted funds	0	0
Long - term investments	504	2,492
Amortized cost of financial liabilities
Liabilities
Warrant liability	0	0
Convertible debt - current	38,301	3,406
Convertible debt - noncurrent		33,089
Amended senior secured convertible note	0
Senior secured convertible note - current		0
Senior notes payable - current		50,159
Other long-term liabilities	0	0
Amortized cost of financial liability as FVTPL
Liabilities
Warrant liability	717	5,733
Convertible debt - current	0	0
Convertible debt - noncurrent		0
Amended senior secured convertible note	223,132
Senior secured convertible note - current		367,699
Senior notes payable - current		0
Other long-term liabilities	$ 1,409	$ 520